Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of Wah Fu, its subsidiaries and its subsidiary’s VIE. All inter-company balances and transactions have been eliminated upon consolidation.

Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	No operating revenues
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	No operating revenues
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	71%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Provider of online education services
Sichuan Huafu	November 8, 2019	Mainland, PRC	100%	Provider of online education services
Chongqing Huafu*	July 4, 2022	Mainland, PRC	55%	Provider of online education services
Gansu Huafu	April 9, 2024	Mainland, PRC	60%	Provider of online education services
Zhihui Xinyu	July 23, 2024	Mainland, PRC	100%	Provider of online education services
Hangzhou Huafu	February 14, 2026	Mainland, PRC	80%	No operating revenues
Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License

Consolidation of Variable Interest Entities

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. The VIE with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. The Company has determined that Distance Learning is the primary beneficiary of Digital Information’s risks and rewards.

Non-controlling interests

U.S. GAAP requires that non-controlling interests in subsidiaries and affiliates be reported in the equity section of a company’s balance sheets. In addition, the amounts attributable to the net income of those subsidiaries are reported separately in the consolidated statements of operations and comprehensive income (loss).

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowances for doubtful accounts, Allowance for loans to third parties, valuation allowance for deferred tax assets, estimated useful lives and fair value in connection with the impairment of property and equipment, and lease assumptions. Actual results could differ from these estimates.

Reclassifications

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of March 31, 2026 and 2025 or on the statements of operations for the years ended March 31, 2026, 2025 and 2024.

Cash and cash equivalent

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of March 31, 2026 and 2025, the Company had no cash equivalents. The Company maintains its cash with various financial institutions mainly in the mainland China and Hong Kong Special Administrative Region of PRC (the “Hong Kong”). Cash maintained in banks within the People’s Republic of China of less than RMB 0.5 million (equivalent to $63,776) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. Balances in banks in Hong Kong are insured by Hong Kong Deposit Board and subject to a certain limitation.

Accounts receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 90 days. As China’s online education market is intensely competitive in recent years, in order to retain existing and attract new universities, educational institutions and technological service customers to capture additional market share, the Company extends more credit sales with longer credit terms to certain customers which have a well-established business relationship with the Company for more than five years.

As of March 31, 2026 and 2025, the accounts receivables were $0.9 million and $0.7 million respectively. As of March 31, 2026 there was one customer accounting for over 10% of total outstanding receivables, there was no customer accounting for 10% or more of total revenues. As of March 31, 2025, no accounts receivables were due from customers accounting for 10% or more of total outstanding receivables nor 10% or more of total revenues.

The Company assesses the collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customer based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income (loss). Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of March 31, 2026 and 2025, the allowances for doubtful accounts were $763,247 and $599,322, respectively.

Accounts receivable aging consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Less than 12 months	$966,744	$892,772
More than 12 months	697,799	424,259
Less: allowance for doubtful accounts	(763,247)	(599,322)
Total accounts receivable, net	$901,296	$717,709

Loans to third parties

Loans to third parties are cash advances mainly used for short-term funding to unrelated companies with which the Company has business relationships. To earn interest income with relatively low risk, the Company provided loans from time to time. The interest rate of these loans mostly was 6% per annum. Loans to third parties are reviewed periodically as to whether their carrying values remain realizable.

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided on a straight-line basis, less estimated residual value, over an asset’s estimated useful life. Following are the estimated useful lives of the Company’s property and equipment:

Estimated useful lives
Buildings	20 years
Electronic equipment	3 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Leasehold improvements	The shorter of the lease term and useful life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Capitalized software development costs

The Company capitalizes the costs incurred during the application development stage, which include direct costs mainly consisting of payroll and payroll related taxes and benefits. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon the completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable that the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, generally five years.

Impairment of long-lived assets

The Company assesses its long-lived assets such as property and equipment for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Factors which may indicate potential impairment include a significant underperformance related to the historical or projected future operating results or a significant negative industry or economic trend. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If property and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds their fair value. The Company did not record any impairment loss on its long-lived assets during the years ended March 31, 2026, 2025 and 2024.

Long-term investment

The Company’s investments in unconsolidated entities consist of equity method investments and equity investments without readily determinable fair value.

The Company follows ASC Topic 321, Investments Equity Securities (“ASC 321”) to account for investments that do not have readily determinable fair value and over which the Company does not have significant influence. The Company uses the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For an investee over which the Company has the ability to exercise significant influence, but does not own a controlling interest, the Company accounts for that investment using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

A net loss of investment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The share of net loss of investee for fiscal years 2026, 2025 and 2024 were $15,388, $7,206 and nil, respectively.

Revenue recognition

The Company previously recognized revenue when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

On April 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (FASB ASC Topic 606) (“ASC 606”) using the modified retrospective method under which cumulative effects are recognized at the date of the initial application of ASC 606. With the adoption of ASC 606, revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied. The Company believes that its current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASC 606. Based on the Company’s assessment, potential adjustments to input measures are not expected to be pervasive to the majority of its contracts. As such, the Company has concluded that the adoption of this new guidance will not result in a material cumulative catch-up adjustment to the opening balance sheet or retained earnings at the effective date or any other material impact on its consolidated financial statements.

Online education service

The online education services provided by the Company to its customers are an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription service period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately. Therefore, the Company’s contracts have a single performance obligation for an integrated service and the transaction price is stated in the contracts, usually as a price per student or course. Quantity of students enrolled or courses provided is determined before rendering service. The Company typically satisfies its performance obligations in contracts with customers upon render of the services. For examination service, the revenue is recognized at a point in time when customer/student completes the examination on the platform. Customer/student is able to direct use of and obtain substantially all of the benefits from the online education platform at the time the services are delivered. Except examination service, all other revenues for the online education service are recognized on a straight line basis over the active academic service period, which excludes school breaks. The subscription period for non-examination service is from few months to five years. Customer/student can access to the courses anytime during the subscription period. The online education services could also be separated to online education cloud services (“B2B2C”), which are provided through educational institutions to individual students, the study period depends on their universities and college usually from few months to five years, and online training services (“B2C”), which are provided to students directly, valid period for the B2C is 6 months. B2C services can be cancelled and is refundable no later than 24 hours after enrollment. B2B2C services cannot be cancelled and is not refundable after enrollment. Based on the Company’s historical experience, complete satisfaction of the performance obligation, and the Company’s best judgment, returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial.

As of March 31, 2026, the Company had approximately $0.8 million in remaining performance obligations that are unsatisfied or partially unsatisfied. The Company expects to recognize by December, 2027.

Technological development and operation service

Revenues from technological development service, including information technology system design and cloud platform development, are recognized when the system or platform are delivered and accepted by the customers. The entire process normally completed within a year. Upon delivery of services, project completion inspection and customer acceptance notice are required as proof of the completion of performance obligations, which is a confirmation of customer to its ability to direct the use of and obtain substantially all of the benefits from, the design and development service. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

From time to time, the Company enters into arrangement to provide technological support and maintenance service of online platforms to its customers. the Company’s efforts are expended evenly throughout the service period. The revenues for the technological support and maintenance service are recognized over the support and maintenance services period, usually from 3 months to one year. The Company’s contracts have a single performance obligation and are primarily on a fixed-price basis. No significant returns, refund and other similar obligations during each reporting period.

The core principle underlying the revenue recognition ASU is that the Company will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled to in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when services are provided to a customer.

 As of March 31, 2026, the Company had no remaining performance obligations that was unsatisfied or partially unsatisfied.

The Company’s accounts receivable consists primarily of receivables related to providing online education services to enrolled students, and contract receivable associated with providing technological development and operation services to education institutions, in which the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment. Payment terms and conditions vary by contract types. For most of B2B2C contracts and technical development and operation service contracts, payment is due from customers within 30 days of the invoice date, and the contracts do not have significant financing components. The Company’s revenue is recognized when control of the promised services is rendered and the payment from customers is not contingent on a future event. For non-examination service and operation services, in which the customer simultaneously receives and consumes the benefits as the Company performs, revenue is recognized based on the passage of time. For examination service and technical development, revenue is recognized at a point in time, when control is transferred and the customer accepts the output. The Company generally invoices its customers at the time service are performed and revenue is not recognized prior to billing, therefore, the Company does not have any contract assets. The Company also does not have significant capitalized commissions or other costs as of March 31, 2026 and 2025.

The Company’s contract liability, which is reflected in its consolidated balance sheets as deferred revenue, represents the Company’s unsatisfied performance obligations as of March 31, 2026 and 2025. This is primarily composed of revenue for online course tuition received in advance from B2C services and B2B2C services. If a course is provided over a period end, deferred revenue is recorded for the revenue related to the course conducted in the next period. Normally, B2C service provides service to students directly, they can choose the courses they need on our platform, the valid period for the B2C services is 6 months, and thus the deferred revenue for B2C service is recognized as revenue over 6 months. However, we have treated deferred revenue for B2B2C with a longer recognition period which will be recognized from few months to five years. Such variance in B2B2C recognition of deferred revenue is due to a student’s university and college degree length; this ranges from few months to five years, and online training services, which are provided to students directly, has period of six months.

Such deferred revenue consists primarily of revenues from online education services. Costs cannot distinguish whether the costs relate to unsatisfied performance obligations or to satisfied performance obligations (or partially satisfied performance obligations).

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of March 31, 2026 and 2025.

Value added tax (“VAT”)

Sales revenue derived from the invoiced online education service, and technological development and operation service is subject to VAT since 2014. Prior to that, the Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively. Distance Learning and Digital Information are both considered VAT general taxpayers since June 2015. Hunan Huafu became to a VAT general taxpayer since August 2018. Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu, Guangzhou Huafu, Gansu Huafu, Zhihui Xinyu, Hangzhou Huafu are VAT small-scale taxpayers since the date of incorporation.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of taxes payable on the consolidated balance sheets. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Leases

On April 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842). For all leases that were entered into prior to the effective date of Topic 842, the Company elected to apply the package of practical expedients. Based on this guidance the Company did not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The adoption of Topic 842 did not have a material impact on the Company’s consolidated statements of operations and comprehensive income (loss).

The adoption of Topic 842 resulted in the presentation of approximately $47,000 of operating lease assets and operating lease liabilities on the consolidated balance sheet as of April 1, 2019. See Note 9 for additional information.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, current, and operating lease liabilities, non-current on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Foreign currency translation

Since the Company operates in the PRC, the Company’s functional currency is the Chinese RMB. The Company’s consolidated financial statements have been translated into the reporting currency, the United States Dollar (“USD”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the result of operations. RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Fair value of financial instruments

The Company follows the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, other receivables, loans to third parties, current, other current assets, deferred offering costs, due to related parties, deferred revenue, operating lease liabilities, current, taxes payable, other payables, accrued expenses and other liabilities approximate their fair value based on the short-term maturity of these instruments.

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among other factors, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC, and by changes in governmental policies or interpretations with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, this may not be indicative of future results.

Concentrations and credit risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of March 31, 2026 and 2025, $52,809 and $533,330 of the Company’s cash were on deposits at financial institutions in Hong Kong, are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (about $63,776). As of March 31, 2026 and 2025, $8,971,480 and $9,598,062 of the Company’s cash were on deposits at financial institutions in the mainland China, where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Customer and supplier concentration risk

The Company’s revenues are derived from enrolled students or institutions that are located primarily in China. For the years ended March 31, 2026, 2025 and 2024, no customers accounted for over 10% of the Company’s total revenue.

As of March 31, 2026 there was one customer accounting for over 10% of total outstanding receivables.

As of March 31, 2025, no accounts receivables were due from customers accounting for 10% or more of total outstanding receivables.

For the years ended March 31, 2026, 2025 and 2024, no suppliers accounted for more than 10% of total purchases.

Statements of cash flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the Company’s statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Recent accounting pronouncements

In November 2024, the FASB issued Accounting Standards Update 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). The objective of ASU 2024-03 is to improve disclosures about a public entity’s expenses, primarily through additional disaggregation of income statement expenses. In January 2025, the FASB further clarified the effective date of ASU 2024-03 with the issuance of Accounting Standards Update 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and may be applied either on a prospective or retrospective basis. The Company is currently evaluating the impact ASU 2024-03 will have on its financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, and requires prospective application. The Group is currently evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Group is currently evaluating the impact of adopting ASU 2025-06.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.